Sprott Junior Gold Miners ETF
SUMMARY SECTION SPROTT JUNIOR GOLD MINERS ETF (THE "FUND")
INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Sprott Zacks Junior Gold Miners Index (ticker symbol ZAXSGDJ) (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sprott Junior Gold Miners ETF Sprott Junior Gold Miners ETF Shares
Management Fees	0.57%
Other Expenses	none
Total Annual Fund Operating Expenses	0.57%

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Sprott Junior Gold Miners ETF | Sprott Junior Gold Miners ETF Shares | USD ($)	58	183	318	713

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2018, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index aims to track the performance of “junior” gold and junior silver mining companies whose stocks are traded on major U.S. or Canadian exchanges. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold or silver. In addition to common stock or American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) of junior gold mining companies, the Underlying Index may include common stock or ADRs of junior silver mining companies. The Underlying Index is compiled by Zacks Index Services (the “Index Provider”).

In order to be included in the Underlying Index, the equity securities of junior gold or junior silver mining companies must be traded on one or more major U.S. or Canadian exchanges, have a minimum market capitalization of at least $250 million and a maximum market capitalization of $2 billion, and have a 3-month minimum average daily price volume of $500,000. A company is classified as either a gold or silver mining company if it earns over 50% of its revenue from the mining of the applicable metal. If these rules result in fewer than 30 eligible constituents, the $250 million minimum market capitalization will be lowered in increments of $50 million and the $500,000 3-month minimum average daily price volume will be relaxed until the Underlying Index has at least 30 companies that satisfy the selection criteria. If a constituent is listed on more than one stock exchange, the more liquid constituent will be selected. At least 80% of the Underlying Index (by weight) must consist of junior gold mining companies while no more than 20% may consist of junior silver mining companies.

The Underlying Index employs a modified market capitalization weighted methodology such that each constituent comprises no more than 9% of the weight of the Underlying Index as of each rebalance, provided that, as of each rebalance, no more than 45% of the weight of the Underlying Index may consist of constituents comprising greater than 5% of the weight of the Underlying Index. The Underlying Index is reconstituted and rebalanced semi-annually after the close of the third Friday of May and November.

The Fund will invest at least 90% of its net assets in securities that comprise the Underlying Index.

PRINCIPAL INVESTMENT RISKS

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation (or expectations for inflation), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments, tax and government regulations and intervention (including government restrictions on private ownership of gold and mining land), changes in inflation or expectations regarding inflation in various countries and investment speculation. In addition, to the extent the Underlying Index consists of early stage mining companies that are in the exploration stage, the Fund may be more speculative than other investments.

Relationship to Gold and Silver Risk. The Underlying Index measures the performance of equity securities of companies engaged in gold and silver mining and related services in the precious metals sector. The Underlying Index does not measure the performance of direct investment in gold and silver and, therefore, may not move in the same direction and to the same extent as the spot prices of gold and silver.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Underlying Index, may negatively affect the Fund’s ability to replicate the performance of the Underlying Index.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself is currently concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when ALPS Advisors, Inc. (the “Adviser”) believes it is desirable to do so.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a certain time period compares with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 855.215.1425.

Annual Total Returns (calendar year ended 12/31)

Highest Quarterly Return	48.94%	(March 31, 2016)
Lowest Quarterly Return	-21.59%	(December 31, 2016)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns For periods ended December 31, 2018
Average Annual Total Returns - Sprott Junior Gold Miners ETF		1 Year	Since Inception	Inception Date
Sprott Junior Gold Miners ETF Shares		(25.66%)	1.48%	Mar. 30, 2015
Sprott Junior Gold Miners ETF Shares | After Taxes on Distributions		(25.66%)	1.20%	Mar. 30, 2015
Sprott Junior Gold Miners ETF Shares | After Taxes on Distributions and Sales		(15.19%)	1.04%	Mar. 30, 2015
Sprott Zacks Junior Gold Miners Index (reflects no deduction for fees, expenses or taxes)	[1]	(25.20%)	2.33%	Mar. 30, 2015
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.38%)	7.20%	Mar. 30, 2015
[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.